Reserves - Summary of Fair Value of Share Purchase Options (Detail) $ / shares in Units, $ in Thousands	3 Months Ended								6 Months Ended
	Jun. 30, 2018 USD ($) yr shares	Jun. 30, 2018 CAD ($) yr $ / shares shares	Mar. 31, 2018 USD ($)	Mar. 31, 2018 $ / shares	Jun. 30, 2017 USD ($) yr shares	Jun. 30, 2017 CAD ($) yr $ / shares shares	Mar. 31, 2017 USD ($)	Mar. 31, 2017 $ / shares	Jun. 30, 2018 USD ($) yr shares	Jun. 30, 2018 CAD ($) yr $ / shares shares	Dec. 31, 2017 $ / shares	Jun. 30, 2017 USD ($) yr shares	Jun. 30, 2017 CAD ($) yr $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per option granted | $ / shares		$ 5.83		$ 5.49		$ 5.68		$ 5.87			$ 5.53
Total fair value of options issued			$ 2,000				$ 2,000
Black-Scholes Weighted Average Assumptions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and exercise price		$ 27.96				$ 27.60				$ 26.25			$ 27.51
Expected dividend yield	1.65%	1.65%			1.21%	1.21%			1.73%	1.73%		1.14%	1.14%
Expected volatility	35.00%	35.00%			35.00%	35.00%			35.00%	35.00%		36.00%	36.00%
Risk-free interest rate	2.37%	2.37%			0.73%	0.73%			1.91%	1.91%		0.92%	0.92%
Expected option life, in years | yr	2.5	2.5			2.5	2.5			2.5	2.5		2.5	2.5
Weighted average fair value per option granted | $ / shares		$ 6.00				$ 5.68				$ 5.49			$ 5.87
Number of options issued during the period | shares	3,880	3,880			1,820	1,820			549,210	549,210		486,920	486,920
Total fair value of options issued	$ 18				$ 8				$ 2,347			$ 2,143